SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                 SCHEDULE 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended : December 31, 2011

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Morgan Stanley Investment Management Limited
Address: 25 Cabot Square, Canary Wharf
         London, UK E144QA

13F File Number:
28-11867
December 2011

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the form is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  Mary Ann Picciotto
TITLE: Authorized Signatory
PHONE: 201-830-8663

Signature, Place, and Date of Signing

/s/ Mary Ann Picciotto
----------------------------
Jersey City, New Jersey 07311
February 13, 2012

Report Type  (Check only one):

[   ]    13F Holdings Report

[ X ]    13F Notice

[   ]    13F Combination Report








List of Other Mangers Reporting for this Manager:
28-03432        Morgan Stanley